Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
18.	Revenue

Revenue consists of the following:

	For the years ended December 31,
	2025	2024	2023
Sales of food, beverage and packaged products by Company owned and operated stores	1,068,169,775	1,188,292,854	1,389,640,747
Franchise fees	36,552,434	24,214,820	15,443,024
Revenues from other franchise support activities	196,105,041	149,457,775	66,878,149
Revenue from e-commerce sales	-	808,861	59,067,398
Revenues from wholesale and other activities	15,369,224	28,383,501	28,976,489

Total revenues	1,316,196,474	1,391,157,811	1,560,005,807

All of the property and equipment of the Company are physically located in the PRC. The geographical location of customers is based on the location at which the customers operate and all of the Company’s revenue is derived from operations in the PRC for the years ended December 31, 2025, 2024 and 2023.